Vessels and drydock (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Operating vessels and drydock rollforward
Operating vessels and drydock

In thousands of U.S. dollars	Vessels	Drydock	Total

Cost
As of January 1, 2025	$4,250,399	$172,918	$4,423,317
Additions (1)	6	65,051	65,057
Disposal of vessels (2)	(436,731)	(20,299)	(457,030)
Write-offs (3)	—	(37,500)	(37,500)
As of December 31, 2025	3,813,674	180,170	3,993,844

Accumulated depreciation
As of January 1, 2025	(1,173,893)	(58,604)	(1,232,497)
Charge for the period	(143,097)	(37,238)	(180,335)
Disposal of vessels (2)	116,573	6,355	122,928
Write-offs (3)	—	37,500	37,500
As of December 31, 2025	(1,200,417)	(51,987)	(1,252,404)
Net book value
As of December 31, 2025	$2,613,257	$128,183	$2,741,440

Cost
As of January 1, 2024	$4,664,735	$133,467	$4,798,202
Additions (1)	148	105,329	105,477
Disposal of vessels (2)	(414,484)	(21,281)	(435,765)
Write-offs (3)	—	(44,597)	(44,597)
As of December 31, 2024	4,250,399	172,918	4,423,317

Accumulated depreciation
As of January 1, 2024	(1,140,414)	(79,853)	(1,220,267)
Charge for the period	(155,882)	(29,437)	(185,319)
Disposal of vessels (2)	122,403	6,089	128,492
Write-offs (3)	—	44,597	44,597
As of December 31, 2024	(1,173,893)	(58,604)	(1,232,497)
Net book value
As of December 31, 2024	$3,076,506	$114,314	$3,190,820
(1)Additions during the years ended December 31, 2025 and 2024 primarily relate to the drydock and Ballast Water Treatment System ("BWTS") costs and installations incurred on certain of our vessels.
(2)Represents the net book value of an aggregate of 22 vessels that were contracted to be sold during the years ended December 31, 2025 and 2024. These sales consisted of five MRs (STI Maestro, STI Battery, STI Venere, STI Milwaukee, and STI Yorkville) and five LR2s (STI Lobelia, STI Lavender, STI Goal, STI Gallantry, and STI Kingsway) during the year ended December 31, 2025, and 11 MRs (STI Tribeca, STI Larvotto, STI Le Rocher, STI Manhattan, STI Beryl, STI Onyx, STI Garnet, STI Ruby, STI Topaz, STI San Antonio and STI Texas City) and one LR2 (STI Lily) during the year ended December 31, 2024. These transactions are described in Note 7.
(3)Primarily represents write-offs of fully depreciated equipment and drydock costs on certain of our vessels.

Summary of cost capitalized
Schedule of collateral agreements
The below table is a summary of vessels with an aggregate carrying value of $2.7 billion at December 31, 2025 which have been pledged as collateral under the terms of our secured debt and lease financing arrangements as of December 31, 2025:

Credit Facility	Vessel Name
2023 $225.0 Million Revolving Credit Facility	STI Duchessa, STI Memphis, STI Madison, STI Opera, STI Virtus, STI Aqua, STI Dama, STI Regina, STI Sanctity
2023 $49.1 Million Credit Facility	STI Rose, STI Rambla
2023 $117.4 Million Credit Facility	STI Battersea, STI Wembley, STI Meraux, STI St. Charles, STI Mayfair, STI Alexis
2023 $1.0 Billion Credit Facility	STI Lotus, STI Magic, STI Mystery, STI Marvel, STI Magnetic, STI Millennia, STI Magister, STI Mythic, STI Modest, STI Maverick, STI Miracle, STI Mighty, STI Maximus, STI Spiga, STI Leblon, STI Jermyn, STI Donald C Trauscht, STI Esles II, STI Solace, STI Solidarity, STI Stability, STI Galata, STI Bronx, STI Notting Hill, STI Seneca, STI Sloane, STI Condotti, STI Brooklyn, STI Gladiator, STI Gratitude, STI Steadfast, STI Supreme, STI Acton, STI Camden, STI Jardins, STI San Telmo, STI Soho, STI Osceola, STI Kingsway
2023 $94.0 Million Credit Facility	STI Marshall, STI Grace, STI Guide, STI Gauntlet
2025 $500.0 Million Revolving Credit Facility	STI Hammersmith, STI Rotherhithe, STI Poplar, STI La Boca, STI Broadway, STI Winnie, STI Connaught, STI Lauren, STI Veneto, STI Fulham, STI Elysees, STI Park, STI Orchard, STI Hackney, STI Lombard, STI Comandante, STI Brixton, STI Pimlico, STI Finchley, STI Westminster, STI Pontiac, STI Black Hawk, STI Oxford, STI Selatar, STI Gramercy, STI Queens
Ocean Yield Lease Financing	STI Symphony

The below table is a summary of vessels with an aggregate carrying value of $82.3 million which were unencumbered at December 31, 2025:

Vessel Name
Unencumbered	STI Clapham, STI Bosphorus, STI Guard